Subsequent Events - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	12 Months Ended
	Feb. 28, 2023	Dec. 31, 2022	Dec. 31, 2021
Subsequent Event [Line Items]
Common stock, dividends, per share, declared		$ 0.25	$ 0.25
Payment Date			Dec. 15, 2021
Subsequent Event
Subsequent Event [Line Items]
Common stock, dividends, per share, declared	$ 0.30
Payment Date	Mar. 15, 2023
Subsequent Event | Series A Preferred Shares
Subsequent Event [Line Items]
Preferred cash dividend per depositary share	$ 0.44
Aggregate Payment	$ 2,625
Subsequent Event | Series B Preferred Shares
Subsequent Event [Line Items]
Preferred cash dividend per depositary share	$ 0.39
Aggregate Payment	$ 2,344